Schedule of Derivative (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Amount	$ 151,500
Fair Value	1,722
Fitch, BBB+ Rating [Member]
Derivatives, Fair Value [Line Items]
Amount	145,300
Fair Value	2,364
Weighted Average Years to Maturity	8 years
Fitch, BBB- Rating [Member]
Derivatives, Fair Value [Line Items]
Amount	6,200
Fair Value	$ (642)
Weighted Average Years to Maturity	11 years